PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) as of April 30, 2025
Description	Shares	Value
Short-Term Investments 100.4%
Affiliated Mutual Fund 17.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.478%) (cost $5,950,328)(bb)(wb)	5,950,328	$5,950,328

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 82.7%
U.S. Treasury Bills	4.230%	07/08/25	13,250	13,145,253

U.S. Treasury Bills	4.240	06/17/25(bb)(k)	4,000	3,977,973

U.S. Treasury Bills	4.281	06/17/25	10,750	10,690,803

Total U.S. Treasury Obligations (cost $27,814,471)				27,814,029

TOTAL INVESTMENTS 100.4% (cost $33,764,799)				33,764,357
Liabilities in excess of other assets(z) (0.4)%				(122,673)

Net Assets 100.0%				$33,641,684

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

LME—London Metal Exchange
PRI—Primary Rate Interface
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
ULSD—Ultra-Low Sulfur Diesel
WTI—West Texas Intermediate

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Commodity Futures contracts outstanding at April 30, 2025(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
34	Brent Crude	Jul. 2025	$2,076,040	$(262,590)
5	Coffee ’C’	Jul. 2025	751,406	50,241

PGIM Quant Solutions Commodity Strategies Fund

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2025
Commodity Futures contracts outstanding at April 30, 2025(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
14	Copper	Jul. 2025	$1,613,150	$22,494
69	Corn	Jul. 2025	1,640,475	30,667
30	Cotton No. 2	Jul. 2025	990,300	27,764
11	Gasoline RBOB	Jul. 2025	920,627	(40,307)
18	Gold 100 OZ	Jun. 2025	5,974,380	630,383
21	Hard Red Winter Wheat	Jul. 2025	555,975	(54,268)
12	Lean Hogs	Jun. 2025	471,720	10,252
8	Live Cattle	Jun. 2025	666,880	46,958
8	LME Lead	May 2025	391,544	(11,225)
6	LME Lead	Jul. 2025	294,005	3,891
16	LME Nickel	May 2025	1,465,918	(53,411)
12	LME Nickel	Jul. 2025	1,108,706	16,211
34	LME PRI Aluminum	May 2025	2,029,111	(213,687)
21	LME PRI Aluminum	Jul. 2025	1,259,286	(17,431)
13	LME Zinc	May 2025	835,328	(110,622)
14	LME Zinc	Jul. 2025	905,289	(30,063)
13	Low Sulphur Gas Oil	Jul. 2025	771,550	(37,388)
87	Natural Gas	Jul. 2025	3,162,450	(608,833)
11	NY Harbor ULSD	Jul. 2025	917,070	(48,014)
9	Silver	Jul. 2025	1,477,260	46,573
44	Soft Red Winter Wheat	Jul. 2025	1,167,650	(32,842)
42	Soybean	Jul. 2025	2,193,450	28,895
38	Soybean Meal	Jul. 2025	1,132,400	8,621
43	Soybean Oil	Jul. 2025	1,263,426	53,568
23	Sugar No. 11	Jul. 2025	444,360	(37,659)
36	WTI Crude	Jul. 2025	2,074,320	(206,474)
				(788,296)
Short Positions:
8	LME Lead	May 2025	391,544	(2,128)
16	LME Nickel	May 2025	1,465,918	57,891
34	LME PRI Aluminum	May 2025	2,029,112	100,854
11	LME PRI Aluminum	Jul. 2025	659,626	(17,445)
13	LME Zinc	May 2025	835,328	41,417
4	LME Zinc	Jul. 2025	258,654	4,585
				185,174
				$(603,122)

(1)	Represents positions held in the Cayman Subsidiary.

PGIM Quant Solutions Commodity Strategies Fund
Consolidated Schedule of Investments (unaudited) (continued)
as of April 30, 2025

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions Commodity Strategies Fund